INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF STATEMENT OF INCOME
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Hong Kong profits tax provision (benefits) for the year:
Current	(10,000)	—	—	—
Deferred	391,820	—	—	—
	381,820	—	—	—

SCHEDULE OF RECONCILES STATUTORY RATES TO EFFECTIVE TAX RATE

	2022	2023	2024
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Preferential tax rate in Hong Kong	—	—	—
Expenses not deductible for tax(1)	—	(76.5)%	(16.5)%
Effect of tax rates in foreign jurisdiction	(9.8)%	(23.3)%	(4.2)%
Valuation allowance	(21.3)%	(3.9)%	(10.3)%
Permanent difference(2)	3.6%	87.2%	14.5%
Effective tax rate	(11.0)%	—	—

(1)	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including operating expenses from Hong Kong companies which do not generate any assessable profits during the year.

(2)	Mainly represents non-taxable interest. In 2022 and 2023, this also represents the combination of other non-taxable income and deferred true-ups due to non-deductible expenses. In 2024, this also includes the gain on sale of investments.

SCHEDULE OF GEOGRAPHIC LOCATIONS

	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Hong Kong	(1,406,918)	195,245	(3,530,735)	(454,540)
Foreign	(2,053,540)	(679,057)	(1,199,117)	(154,372)
Total loss before income taxes	(3,460,458)	(483,812)	(4,729,852)	(608,912)

SCHEDULE OF COMPONENTS OF THE DEFERRED TAX ASSETS (LIABILITIES)

Significant components of the deferred tax assets (liabilities) are presented below:

	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Deferred tax assets:
Net operating loss carryforwards	715,179	750,087	1,246,723	160,501
Others	21,654	—	—	—
Deferred tax assets	736,833	750,087	1,246,723	160,501
Less: Valuation allowance	(736,833)	(750,087)	(1,246,723)	(160,501)
Total deferred tax assets, net	—	—	—	—